Discontinued Operation of Elite English - Additional Information (Detail) - Elite English [Member] $ in Thousands	12 Months Ended
	May. 31, 2015 Installment	Jul. 31, 2012 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sale of assets and liabilities of Elite English | $		$ 5,500
Number of installments allowed to transfer the ownership of assets and liabilities of Elite English	3